Events after the reporting date- Narrative (Details) € / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2030	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)
Events after reporting period [Line Items]
Total amount accepted related to the repurchase of the subordinated hybrid bond			€ 29,000,000
Acquisition of shares		€ 7,169,540
New share buyback program to reduce share capital		500,000,000
Issuance of bonds [Member]
Events after reporting period [Line Items]
Percentage of the nominal price in the issue price					99.402%
Net income earned that will be used for general corporate purposes		495,000,000
Issuance of bonds [Member] | Maturities between 2026 and 2030 [Member]
Events after reporting period [Line Items]
Bonds issued							€ 500,000,000
Borrowings, interest rate				3.25%
Corporate liquidity facility [Member]
Events after reporting period [Line Items]
Maximum limit of the possibility of having balances		€ 900,000,000
AGS airports holdings limited [Member]
Events after reporting period [Line Items]
Proceeds from sale or issue of treasury shares | £	£ 900
AGS airports holdings limited [Member] | AGS Divestment [Member]
Events after reporting period [Line Items]
Percentage of sale of all participation					€ 1
Proceeds from sale or issue of treasury shares | £	900
Capital gain transaction price					€ 297,000,000
Ferrovial [Member]
Events after reporting period [Line Items]
Proceeds from sale or issue of treasury shares | £	450
Ferrovial [Member] | Treasury share buy back program [Member]
Events after reporting period [Line Items]
Total amount accepted related to the repurchase of the subordinated hybrid bond							€ 94,000,000
Reduction of share capital average price per share | € / shares		€ 41.30
Acquisition of shares			€ 2,280,272
Ferrovial [Member] | AGS Divestment [Member]
Events after reporting period [Line Items]
Proceeds from sale or issue of treasury shares | £	£ 450
FGP Topco limited [Member] | HAH 5.25% stake divestment [Member]
Events after reporting period [Line Items]
Percentage of the sale of all of its remaining shares						5.25%	5.25%
Approximate amount of the sale of all remaining shares | £						£ 455